Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2019

SIT-QTLY-0719
1.912870.108

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.1%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
BT Group PLC sponsored ADR (a)	241,100	$2,989,640
Deutsche Telekom AG	713,854	12,018,422
Hellenic Telecommunications Organization SA	490,665	6,714,793
Koninklijke KPN NV	2,064,026	6,301,338
Nippon Telegraph & Telephone Corp.	147,600	6,603,791
Nippon Telegraph & Telephone Corp. sponsored ADR	24,984	1,114,786
Proximus	53,487	1,550,590
Telecom Italia SpA (b)	1,301,248	639,708
Telefonica SA	449,784	3,606,774
Telenor ASA	140,191	2,883,369
Telstra Corp. Ltd.	192,034	486,231
		44,909,442
Entertainment - 0.2%
International Games Systems Co. Ltd.	39,000	330,131
NetEase, Inc. ADR	29,823	7,414,296
Nintendo Co. Ltd. ADR	18,900	834,152
Square Enix Holdings Co. Ltd.	177,300	6,207,274
Vivendi SA	417,385	11,238,678
		26,024,531
Interactive Media & Services - 0.4%
Baidu.com, Inc. sponsored ADR (b)	240,695	26,476,450
NAVER Corp.	73,114	6,858,551
realestate.com.au Ltd.	29,352	1,811,765
Tencent Holdings Ltd.	498,300	20,777,942
Yandex NV Series A (b)	122,033	4,383,425
		60,308,133
Media - 0.1%
Hakuhodo DY Holdings, Inc.	50,800	793,174
Informa PLC	794,269	7,798,264
Pearson PLC	83,514	831,268
ProSiebenSat.1 Media AG	14,341	234,106
Publicis Groupe SA (a)	58,281	3,187,330
Telenet Group Holding NV	3,676	198,104
Television Francaise 1 SA	70,259	669,911
		13,712,157
Wireless Telecommunication Services - 1.5%
Advanced Info Service PCL (For. Reg.)	1,239,500	7,551,247
China Mobile Ltd.	5,216,917	45,569,551
KDDI Corp.	3,003,400	76,925,921
NTT DOCOMO, Inc.	203,000	4,666,163
Rogers Communications, Inc. Class B (non-vtg.)	205,407	10,806,815
SK Telecom Co. Ltd.	141,058	29,689,097
SoftBank Corp.	261,100	24,225,518
Tele2 AB (B Shares)	327,585	4,527,154
Vodafone Group PLC	21,098,983	34,446,629
		238,408,095

TOTAL COMMUNICATION SERVICES		383,362,358

CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.2%
Aisin Seiki Co. Ltd.	6,900	227,205
Continental AG	24,843	3,378,679
DENSO Corp.	60,200	2,315,318
ElringKlinger AG (a)	1,422	8,912
Faurecia SA	15,877	586,562
Koito Manufacturing Co. Ltd.	245,800	11,329,061
Michelin CGDE Series B (a)	35,258	4,055,043
Motherson Sumi Systems Ltd.	590,046	977,352
Schaeffler AG	11,564	84,979
Showa Corp.	13,400	163,246
Toyota Industries Corp.	172,900	8,840,285
TPR Co. Ltd.	19,100	308,466
Unipres Corp.	18,400	288,470
Yorozu Corp.	17,400	206,586
		32,770,164
Automobiles - 0.1%
Ferrari NV	35,827	5,107,079
Honda Motor Co. Ltd.	77,500	1,906,002
Maruti Suzuki India Ltd.	33,903	3,344,513
Peugeot Citroen SA	120,943	2,698,176
PT Astra International Tbk	4,724,700	2,466,212
Renault SA	28,990	1,746,263
Subaru Corp.	11,300	261,115
Suzuki Motor Corp.	18,700	884,874
Yamaha Motor Co. Ltd.	29,000	493,723
		18,907,957
Distributors - 0.1%
Inchcape PLC	832,263	6,165,825
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	213,777	4,318,412
Carnival PLC	222,931	11,102,406
Collins Foods Ltd.	29,541	162,916
Compass Group PLC	2,551,295	57,722,873
Evolution Gaming Group AB (c)	86,470	1,646,197
Galaxy Entertainment Group Ltd.	841,000	5,084,909
Greek Organization of Football Prognostics SA	54,030	565,871
Greggs PLC	203,467	5,592,249
Huazhu Group Ltd. ADR	35,882	1,097,989
InterContinental Hotel Group PLC	51,813	3,344,009
Kindred Group PLC (depositary receipt)	83,728	653,132
Paddy Power Betfair PLC	63,231	4,499,011
SSP Group PLC	254,556	2,156,210
TUI AG (a)	561,600	5,179,744
Whitbread PLC	145,840	8,536,712
Yum China Holdings, Inc.	165,146	6,607,491
		118,270,131
Household Durables - 0.3%
Barratt Developments PLC	673,700	4,752,627
Bovis Homes Group PLC	22,736	281,260
Electrolux AB (B Shares)	4,279	93,055
Nikon Corp.	1,500	20,507
Panasonic Corp.	297,400	2,348,571
Persimmon PLC	226,021	5,620,644
Sekisui Chemical Co. Ltd.	99,700	1,458,611
Sony Corp.	323,900	15,522,498
Taylor Wimpey PLC	1,088,460	2,273,981
Techtronic Industries Co. Ltd.	1,664,500	10,616,043
		42,987,797
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	121,149	18,082,700
Just Eat Holding Ltd. (b)	731,490	5,567,213
Rakuten, Inc.	639,100	6,607,998
Zozo, Inc.	142,700	2,439,285
		32,697,196
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	42,900	2,100,341
Sega Sammy Holdings, Inc.	568,900	6,721,280
Technogym SpA (c)	138,088	1,584,302
Tomy Co. Ltd.	37,800	447,107
		10,853,030
Multiline Retail - 0.0%
Debenhams PLC (a)(d)	913,233	12
Lojas Renner SA	184,470	2,070,378
Marks & Spencer Group PLC	102,950	293,108
		2,363,498
Specialty Retail - 0.2%
Dufry AG	40,099	3,284,814
Esprit Holdings Ltd. (b)	3,452,400	691,400
H&M Hennes & Mauritz AB (B Shares)	55,897	835,536
Hikari Tsushin, Inc.	3,200	646,400
Inditex SA	85,571	2,285,159
John David Group PLC	29,464	229,757
Kingfisher PLC	457,685	1,234,091
Kingfisher PLC ADR	79,768	427,556
Mr Price Group Ltd.	108,665	1,470,749
Nitori Holdings Co. Ltd.	21,900	2,598,760
Pets At Home Group PLC	83,413	193,932
USS Co. Ltd.	1,017,400	19,238,171
WH Smith PLC	93,698	2,324,140
		35,460,465
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	76,799	21,980,936
Burberry Group PLC	73,064	1,565,691
Compagnie Financiere Richemont SA Series A	382,766	28,156,923
ECLAT Textile Co. Ltd.	135,000	1,756,943
Essilor International SA	191,724	21,974,550
Gildan Activewear, Inc.	416,707	15,036,106
Hermes International SCA	6,007	3,991,536
Hugo Boss AG	12,278	714,623
Kering SA	25,635	13,343,941
Kurabo Industries Ltd.	7,400	129,424
Li Ning Co. Ltd.	1,946,000	3,222,006
lululemon athletica, Inc. (b)	24,891	4,121,701
LVMH Moet Hennessy - Louis Vuitton SA	113,706	42,906,275
Moncler SpA	50,177	1,849,823
New Wave Group AB (B Shares)	57,250	374,167
Pandora A/S	8,124	301,762
Puma AG	5,944	3,456,297
Seiko Holdings Corp.	35,900	664,949
Shenzhou International Group Holdings Ltd.	304,000	3,585,002
Titan Co. Ltd.	149,570	2,654,132
Youngone Holdings Co. Ltd. (b)	1,968	99,342
		171,886,129

TOTAL CONSUMER DISCRETIONARY		472,362,192

CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Carlsberg A/S Series B	27,426	3,612,927
Coca-Cola Amatil Ltd.	115,321	762,383
Coca-Cola HBC AG	48,587	1,751,873
Coca-Cola West Co. Ltd.	91,200	2,069,555
Davide Campari-Milano SpA	155,584	1,519,974
Diageo PLC	1,539,810	64,766,767
Fever-Tree Drinks PLC	64,312	2,157,873
Heineken Holding NV	126,096	12,480,918
Heineken NV (Bearer)	282,605	29,683,259
ITO EN Ltd.	444,700	20,997,190
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	164,582	2,725,793
Kirin Holdings Co. Ltd.	205,200	4,438,016
Kweichow Moutai Co. Ltd. (A Shares)	86,022	11,087,557
Pernod Ricard SA	266,678	47,011,670
Royal Unibrew A/S	28,906	2,058,321
Wuliangye Yibin Co. Ltd. (A Shares)	130,800	1,917,958
		209,042,034
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	168,105	10,316,891
Bidcorp Ltd.	80,872	1,689,588
Carrefour SA	587,955	11,061,083
J Sainsbury PLC	177,712	449,472
Koninklijke Ahold Delhaize NV	133,623	2,996,997
Seven & i Holdings Co. Ltd.	393,600	13,247,922
Seven & i Holdings Co. Ltd. ADR	4,000	67,080
Sundrug Co. Ltd.	200,100	4,997,016
Tesco PLC	3,950,600	11,285,239
WM Morrison Supermarkets PLC	137,100	341,198
		56,452,486
Food Products - 2.0%
Ajinomoto Co., Inc.	16,400	278,956
Aryzta AG (b)	4,600,797	5,877,073
Associated British Foods PLC	42,817	1,335,963
China Mengniu Dairy Co. Ltd.	965,000	3,526,637
Costa Group Holdings Ltd.	257,642	705,969
Danone SA (a)	704,336	56,261,838
Ezaki Glico Co. Ltd.	33,300	1,579,411
Kerry Group PLC Class A	241,993	27,980,447
La Doria SpA	17,325	153,676
Lindt & Spruengli AG (participation certificate)	227	1,487,261
Marine Harvest ASA	319,700	7,415,599
Nestle SA:
(Reg. S)	1,584,978	157,227,835
sponsored ADR	95,157	9,435,768
Nisshin Oillio Group Ltd.	10,900	316,508
Nissin Food Holdings Co. Ltd.	71,400	4,318,429
Orkla ASA	54,309	470,132
Salmar ASA	25,697	1,174,492
Toyo Suisan Kaisha Ltd.	491,700	19,207,453
Vitasoy International Holdings Ltd.	306,000	1,641,331
WH Group Ltd. (c)	1,692,500	1,524,201
WH Group Ltd. ADR	4,700	85,117
Yakult Honsha Co. Ltd.	83,000	4,713,059
		306,717,155
Household Products - 0.6%
Colgate-Palmolive Co.	396,602	27,611,431
Essity AB Class B	29,888	877,446
Henkel AG & Co. KGaA	12,215	1,058,929
Hindustan Unilever Ltd.	140,542	3,609,463
Reckitt Benckiser Group PLC	675,827	54,244,879
Reckitt Benckiser Group PLC ADR	77,836	1,256,273
Unicharm Corp.	30,400	906,846
		89,565,267
Personal Products - 1.2%
Fancl Corp.	85,400	2,290,327
Kao Corp.	710,700	55,151,178
Kobayashi Pharmaceutical Co. Ltd.	259,100	19,187,369
Kose Corp.	31,000	4,873,390
L'Oreal SA	245,701	65,986,163
Shiseido Co. Ltd.	190,200	13,645,846
Unilever NV (Certificaten Van Aandelen) (Bearer)	274,606	16,529,486
Unilever PLC	168,500	10,279,477
Unilever PLC sponsored ADR	61,587	3,751,264
		191,694,500
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	1,578,756	54,839,438
Imperial Tobacco Group PLC	425,103	10,291,908
Japan Tobacco, Inc.	414,000	9,492,409
Swedish Match Co. AB	24,477	1,107,430
		75,731,185

TOTAL CONSUMER STAPLES		929,202,627

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Core Laboratories NV (a)	94,665	4,509,841
TechnipFMC PLC	366,900	7,631,520
Tenaris SA	222,599	2,606,651
		14,748,012
Oil, Gas & Consumable Fuels - 1.9%
BP PLC	7,682,924	52,057,716
Cairn Energy PLC (b)	2,733,803	5,467,725
Caltex Australia Ltd.	380,160	6,959,491
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	14,800	978,428
CNOOC Ltd. sponsored ADR	9,800	1,591,226
Enbridge, Inc.	186,614	6,870,311
Encana Corp. (Toronto)	3,640,992	19,207,068
Eni SpA	2,265,014	34,116,831
Eni SpA sponsored ADR	5,530	165,734
EnQuest PLC (b)	567,627	143,022
Equinor ASA	193,439	3,706,676
Galp Energia SGPS SA Class B	746,192	11,237,041
Gazprom OAO sponsored ADR (Reg. S)	821,429	5,396,789
Gaztransport et Technigaz SA	3,228	293,902
INPEX Corp.	122,500	985,796
JX Holdings, Inc.	2,677,600	12,724,080
Lukoil PJSC	63,949	5,132,018
Lundin Petroleum AB	63,386	1,729,244
Neste Oyj	262,524	8,874,613
Oil Search Ltd. ADR	1,138,683	5,568,826
OMV AG	14,322	673,433
Premier Oil PLC (b)	329,752	328,258
Repsol SA	509,743	8,207,483
Royal Dutch Shell PLC:
Class A	430,567	13,352,542
Class B (United Kingdom)	1,085,366	33,800,626
Santos Ltd.	816,100	3,815,707
SK Energy Co. Ltd.	36,979	5,133,293
Total SA	748,302	38,797,692
		287,315,571

TOTAL ENERGY		302,063,583

FINANCIALS - 7.1%
Banks - 2.9%
ABN AMRO Group NV GDR (c)	86,654	1,830,730
Agricultural Bank of China Ltd. (H Shares)	6,073,000	2,602,864
AIB Group PLC	4,190,376	17,236,468
Akbank TAS (b)	4,265,398	4,378,522
Banco Comercial Portugues SA (Reg.)	1,308,413	368,347
Banco Santander SA (Spain)	971,458	4,258,840
Bank Hapoalim BM (Reg.)	81,404	591,033
Bank Leumi le-Israel BM	52,428	353,897
Bank of China Ltd. (H Shares)	6,762,000	2,803,286
Bank of Hangzhou Co. Ltd. (A Shares)	356,400	423,757
Bankinter SA	445,784	3,226,093
Barclays PLC	21,072,964	39,713,678
BNP Paribas SA (a)	948,917	43,330,877
CaixaBank SA	3,554,061	10,918,781
Canadian Imperial Bank of Commerce	123,107	9,335,037
Chiba Bank Ltd.	702,900	3,347,342
China Merchants Bank Co. Ltd. (H Shares)	2,448,000	11,850,968
Credicorp Ltd. (United States)	31,317	7,008,745
Credit Agricole SA	4,305	49,199
DBS Group Holdings Ltd.	718,400	12,702,873
DNB ASA	323,538	5,486,139
HDFC Bank Ltd.	480,820	16,784,280
HSBC Holdings PLC (United Kingdom)	1,323,600	10,789,156
ING Groep NV:
(Certificaten Van Aandelen)	1,148,609	12,406,461
sponsored ADR (a)	108,165	1,163,855
Intesa Sanpaolo SpA	7,863,314	16,038,651
Jyske Bank A/S (Reg.)	87,543	3,325,081
KB Financial Group, Inc.	27,839	1,026,088
KBC Groep NV	310,838	20,439,292
Lloyds Banking Group PLC	17,954,230	12,977,367
Lloyds Banking Group PLC sponsored ADR	120,800	343,072
Mebuki Financial Group, Inc.	1,161,300	2,901,997
Mediobanca SpA	666,600	6,160,094
Mitsubishi UFJ Financial Group, Inc.	3,924,100	18,022,714
National Bank of Abu Dhabi PJSC (b)	639,517	2,587,319
Nordea Bank ABP:
(Helsinki Stock Exchange)	305,001	2,159,559
(Stockholm Stock Exchange)	11,760	83,045
North Pacific Bank Ltd.	1,033,700	2,401,440
Norwegian Finans Holding ASA (b)	41,758	318,731
PT Bank Central Asia Tbk	5,789,200	11,803,519
Sberbank of Russia	1,020,190	3,619,074
Sberbank of Russia:
sponsored ADR	23,058	333,188
sponsored ADR (United Kingdom)	49,900	718,560
Shinsei Bank Ltd.	99,800	1,410,932
Societe Generale:
rights 6/7/19 (a)(b)	135,803	333,767
Series A (a)	135,803	3,407,459
Sumitomo Mitsui Financial Group, Inc.	910,400	31,547,092
Svenska Handelsbanken AB (A Shares)	1,016,064	9,986,030
Sydbank A/S	116,080	2,182,784
The Bank of NT Butterfield & Son Ltd.	28,888	953,882
The Hachijuni Bank Ltd.	689,600	2,860,213
The Suruga Bank Ltd. (a)	38,000	151,934
The Toronto-Dominion Bank	179,329	9,804,982
Turkiye Is Bankasi A/S Series C (b)	1,477,591	1,298,647
UniCredit SpA	4,081,193	46,450,197
Yapi ve Kredi Bankasi A/S (b)	272,103	92,951
		438,700,889
Capital Markets - 1.3%
3i Group PLC	712,979	9,473,543
Amundi SA (a)(c)	15,639	1,015,071
Anima Holding SpA (c)	84,452	255,676
Ashmore Group PLC	101,223	604,536
Azimut Holding SpA	30,463	506,222
Banca Generali SpA	83,626	2,105,750
BM&F BOVESPA SA	574,000	5,349,502
Brewin Dolphin Holding PLC	39,343	150,810
Brookfield Asset Management, Inc. Class A (a)	279,022	12,799,174
BT Investment Management Ltd.	92,715	466,937
Bure Equity AB	30,199	497,247
Burford Capital Ltd.	69,499	1,462,937
Close Brothers Group PLC	70,193	1,221,083
Daiwa Securities Group, Inc.	1,678,000	7,299,102
Deutsche Borse AG	86,349	11,884,129
Euronext NV (c)	253,311	18,026,233
Hong Kong Exchanges and Clearing Ltd.	308,800	9,823,870
IG Group Holdings PLC	380,600	2,632,982
Intermediate Capital Group PLC	324,796	5,395,591
Investec Ltd.	174,313	1,025,445
JAFCO Co. Ltd.	12,100	429,649
Japan Exchange Group, Inc.	78,200	1,204,867
Julius Baer Group Ltd.	388,652	15,320,038
Jupiter Fund Management PLC	142,203	661,591
London Stock Exchange Group PLC	117,796	7,869,123
Macquarie Group Ltd.	221,185	18,459,889
Magellan Financial Group Ltd.	55,901	1,684,151
Partners Group Holding AG	18,090	12,701,393
Pinnacle Investment Management Group Ltd.	25,573	93,135
President Securities Corp.	619,000	266,895
Quilter PLC (c)	167,355	279,834
St. James's Place Capital PLC	365,620	4,837,290
Standard Life PLC	100,301	338,951
TMX Group Ltd.	134,567	8,977,439
Tullett Prebon PLC	105,290	365,528
UBS Group AG	3,520,178	40,607,297
		206,092,910
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	742,200	11,808,153
Diversified Financial Services - 0.3%
Cerved Information Solutions SpA	292,622	2,575,993
Challenger Ltd.	621,700	3,480,375
EXOR NV	33,700	2,116,568
Groupe Bruxelles Lambert SA	80,200	7,477,635
Investor AB (B Shares)	133,500	5,774,061
ORIX Corp.	907,700	12,797,423
Plus500 Ltd.	31,187	249,107
RMB Holdings Ltd.	506,199	2,862,481
Zenkoku Hosho Co. Ltd.	47,900	1,826,973
		39,160,616
Insurance - 2.5%
AEGON NV	439,219	2,006,567
AEGON NV:
rights (a)(b)	439,219	73,601
(NY Reg.)	411,330	1,875,665
Ageas	1,145	55,873
AIA Group Ltd.	4,408,400	41,413,430
Allianz SE	129,647	28,707,804
Allianz SE sponsored ADR	38,870	862,137
Aon PLC	103,799	18,691,086
ASR Nederland NV	78,865	2,992,013
Assicurazioni Generali SpA	298,512	5,240,680
Aviva PLC	7,287,486	37,255,574
AXA SA	343,057	8,446,216
Beazley PLC	357,826	2,533,337
CNP Assurances	81,045	1,737,452
Coface SA	54,573	532,540
Dai-ichi Mutual Life Insurance Co.	313,300	4,499,944
Direct Line Insurance Group PLC	821,547	3,287,298
Fairfax Financial Holdings Ltd. (sub. vtg.)	23,048	10,572,477
Hannover Reuck SE	3,921	587,842
Hastings Group Holdings PLC (c)	44,468	101,250
Hiscox Ltd.	1,283,214	26,540,882
Japan Post Holdings Co. Ltd.	265,600	2,941,543
Legal & General Group PLC	326,316	1,058,590
Manulife Financial Corp.	968,787	16,256,355
Medibank Private Ltd.	476,482	1,094,073
MS&AD Insurance Group Holdings, Inc.	526,000	16,628,568
MS&AD Insurance Group Holdings, Inc. ADR	5,200	81,874
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,693	8,858,282
NKSJ Holdings, Inc.	673,200	25,394,244
NN Group NV (a)	108,016	4,105,196
NN Group NV rights (b)	108,016	149,631
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,338,500	14,852,280
Prudential PLC	1,991,208	39,686,979
Prudential PLC ADR	18,743	748,221
QBE Insurance Group Ltd.	261,397	2,116,134
Saga PLC	350,917	188,816
SCOR SE	30,630	1,260,260
Societa Cattolica Di Assicurazioni SCRL	75,279	609,290
Sony Financial Holdings, Inc.	78,900	1,740,480
Steadfast Group Ltd.	116,423	254,402
Storebrand ASA (A Shares)	223,867	1,620,738
Swiss Re Ltd.	80,580	7,645,543
T&D Holdings, Inc.	371,200	3,848,338
Talanx AG	126,500	5,025,321
Tokio Marine Holdings, Inc.	192,300	9,530,093
Tokio Marine Holdings, Inc. ADR	4,200	208,320
Tryg A/S	54,868	1,718,755
Unipol Gruppo SpA	156,166	720,698
Vienna Insurance Group AG	6,717	164,335
Zurich Insurance Group Ltd.	38,258	12,410,685
		378,931,712
Thrifts & Mortgage Finance - 0.0%
OneSavings Bank PLC	55,477	281,950

TOTAL FINANCIALS		1,074,976,230

HEALTH CARE - 4.5%
Biotechnology - 0.2%
Abcam PLC	90,244	1,625,796
CSL Ltd.	69,974	9,974,683
Genmab A/S (b)	31,239	5,362,507
Swedish Orphan Biovitrum AB (b)	124,911	2,226,603
Vitrolife AB	67,481	1,439,762
		20,629,351
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (b)	128,526	7,474,726
Alcon, Inc. (b)	14,402	837,908
Ambu A/S Series B	44,464	690,769
ASAHI INTECC Co. Ltd.	92,200	4,707,657
Carl Zeiss Meditec AG	27,751	2,611,921
Coloplast A/S Series B	63,002	6,716,117
Dentsply Sirona, Inc.	120,896	6,512,668
Getinge AB (B Shares)	67,205	912,110
Hogy Medical Co. Ltd.	10,300	324,363
Hoya Corp.	201,000	13,912,998
Koninklijke Philips Electronics NV	987,906	39,150,449
Koninklijke Philips Electronics NV:
(depositary receipt) (NY Reg.) (a)	30,454	1,206,587
rights (a)(b)	830,505	788,629
Nihon Kohden Corp.	516,100	14,821,364
Nikkiso Co. Ltd.	41,700	533,094
Olympus Corp.	674,200	7,939,225
Smith & Nephew PLC	233,472	4,904,961
Smith & Nephew PLC sponsored ADR	13,372	565,234
Sysmex Corp.	15,800	1,092,317
Terumo Corp.	1,481,500	41,878,745
		157,581,842
Health Care Providers & Services - 0.2%
Alfresa Holdings Corp.	68,200	1,705,386
Bangkok Dusit Medical Services PCL (For. Reg.)	2,219,700	1,786,690
Fresenius Medical Care AG & Co. KGaA	2,606	189,904
Fresenius SE & Co. KGaA	187,300	9,501,688
Medipal Holdings Corp.	25,900	559,058
Orpea	26,000	2,959,777
Sonic Healthcare Ltd.	384,844	6,981,168
Spire Healthcare Group PLC (c)	91,336	141,222
Suzuken Co. Ltd.	1,000	61,496
		23,886,389
Health Care Technology - 0.0%
M3, Inc.	195,300	3,672,838
Life Sciences Tools & Services - 0.2%
ICON PLC (b)	41,698	5,902,769
Lonza Group AG	49,710	15,311,425
QIAGEN NV (b)	153,372	5,840,406
Sartorius Stedim Biotech	10,156	1,408,011
		28,462,611
Pharmaceuticals - 2.9%
Allergan PLC	76,600	9,338,306
Astellas Pharma, Inc.	1,015,400	13,607,315
AstraZeneca PLC:
(United Kingdom)	470,832	34,696,708
sponsored ADR	229,752	8,588,130
Bayer AG	459,321	27,161,395
Bayer AG sponsored ADR	88,631	1,307,307
Chugai Pharmaceutical Co. Ltd.	400	26,578
Dainippon Sumitomo Pharma Co. Ltd.	10,400	212,502
Eisai Co. Ltd.	35,600	2,085,759
GlaxoSmithKline PLC sponsored ADR	203,580	7,866,331
Ipsen SA (a)	18,241	2,178,401
Merck KGaA	74,500	7,195,865
Mochida Pharmaceutical Co. Ltd.	12,600	574,539
Novartis AG	943,540	81,085,899
Novo Nordisk A/S:
Series B	608,118	28,617,023
Series B sponsored ADR	58,165	2,745,388
Ono Pharmaceutical Co. Ltd.	105,900	1,866,852
Orion Oyj (B Shares)	33,752	1,104,033
Otsuka Holdings Co. Ltd.	51,800	1,731,426
Roche Holding AG:
(Bearer)	1,350	354,876
(participation certificate)	334,995	87,987,151
sponsored ADR (a)	133,321	4,383,594
Rohto Pharmaceutical Co. Ltd.	348,600	9,448,006
Sanofi SA	201,291	16,255,723
Sanofi SA sponsored ADR	89,792	3,630,291
Santen Pharmaceutical Co. Ltd.	2,359,900	33,809,032
Shionogi & Co. Ltd.	87,800	4,787,325
Takeda Pharmaceutical Co. Ltd.	1,471,200	50,024,254
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	90,300	781,095
Towa Pharmaceutical Co. Ltd.	16,700	398,788
UCB SA	15,113	1,156,181
		445,006,073

TOTAL HEALTH CARE		679,239,104

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.8%
Airbus Group NV	142,577	18,254,582
BAE Systems PLC	863,078	4,934,076
Chemring Group PLC	41,521	85,039
Cobham PLC (b)	14,076,571	17,753,594
Leonardo SpA	159,766	1,774,474
Meggitt PLC	228,972	1,420,178
MTU Aero Engines Holdings AG	47,518	10,277,204
QinetiQ Group PLC	234,119	862,500
Rolls-Royce Holdings PLC	2,989,003	32,466,077
Safran SA	138,481	18,169,381
Senior Engineering Group PLC	325,958	947,813
Thales SA	70,841	7,800,041
		114,744,959
Air Freight & Logistics - 0.2%
Deutsche Post AG	791,513	23,286,708
Yamato Holdings Co. Ltd.	279,000	5,632,743
		28,919,451
Airlines - 0.3%
Air France KLM (Reg.) (b)	25,047	216,463
Deutsche Lufthansa AG	126,011	2,400,183
International Consolidated Airlines Group SA	107,224	611,145
International Consolidated Airlines Group SA:
ADR	16,000	180,000
CDI	236,351	1,347,917
Japan Airlines Co. Ltd.	444,200	13,929,396
Qantas Airways Ltd.	2,508,309	9,657,077
Ryanair Holdings PLC sponsored ADR (b)	371,144	24,206,012
		52,548,193
Building Products - 0.4%
Agc, Inc.	49,700	1,591,068
Agc, Inc. ADR	9,900	63,261
Belimo Holding AG (Reg.)	236	1,237,453
Central Glass Co. Ltd.	10,400	227,408
Compagnie de St. Gobain	146,589	5,287,317
Daikin Industries Ltd.	227,500	27,513,906
Geberit AG (Reg.)	16,016	7,068,635
Kingspan Group PLC (Ireland)	112,305	5,854,035
Nibe Industrier AB (B Shares)	127,676	1,609,005
Nichias Corp.	63,500	1,057,556
Sinko Industries Ltd.	1,200	17,554
Toto Ltd.	345,700	12,814,600
		64,341,798
Commercial Services & Supplies - 0.5%
Aggreko PLC	90,090	882,013
BIC SA (a)	12,406	968,769
Brambles Ltd.	2,499,910	21,001,011
Downer EDI Ltd.	115,832	572,914
Duskin Co. Ltd.	10,000	260,411
Edenred SA	37,371	1,707,535
Edenred SA rights 6/5/19 (b)	29,764	28,596
IWG PLC	210,409	899,378
Nichiban Co. Ltd.	22,000	471,693
Rentokil Initial PLC	1,966,348	9,322,333
Ritchie Bros. Auctioneers, Inc.	186,549	6,224,741
Secom Co. Ltd.	247,400	21,113,233
Sohgo Security Services Co., Ltd.	168,900	8,141,697
		71,594,324
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	169,222	6,950,514
Balfour Beatty PLC	4,422,824	13,285,535
Cimic Group Ltd.	21,359	669,124
Obayashi Corp.	102,800	941,446
Taikisha Ltd.	11,600	343,890
Tokyu Construction Co. Ltd.	59,400	416,724
		22,607,233
Electrical Equipment - 1.2%
ABB Ltd. (Reg.)	2,718,506	49,654,953
Denyo Co. Ltd.	46,500	565,735
Fuji Electric Co. Ltd.	20,500	678,795
Futaba Corp.	6,000	75,902
GS Yuasa Corp.	17,000	302,120
Legrand SA (a)	628,607	42,233,213
Melrose Industries PLC	4,208,087	8,722,261
Mitsubishi Electric Corp.	284,800	3,537,239
Mitsubishi Electric Corp. ADR	7,600	188,936
Nexans SA	16,213	464,220
Prysmian SpA	235,824	3,933,320
Schneider Electric SA	723,205	57,118,645
Siemens Gamesa Renewable Energy SA	536,700	8,364,063
Tatsuta Electric Wire & Cable Co. Ltd.	198,800	796,279
Vestas Wind Systems A/S	13,922	1,141,301
		177,776,982
Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	80,872	1,149,822
CK Hutchison Holdings Ltd.	1,312,900	12,401,253
DCC PLC (United Kingdom)	88,700	7,457,242
Nisshinbo Holdings, Inc.	12,500	86,417
Nolato AB Series B	20,430	973,862
Siemens AG	137,514	15,559,733
Toshiba Corp.	396,690	12,582,460
		50,210,789
Machinery - 1.4%
Aida Engineering Ltd.	23,900	157,937
Amada Holdings Co. Ltd.	103,100	1,057,225
Asahi Diamond Industrial Co. Ltd.	58,100	343,683
Atlas Copco AB:
(A Shares)	278,942	7,524,589
(B Shares)	34,192	830,074
Bodycote PLC	32,461	319,282
CNH Industrial NV	181,133	1,577,947
Fanuc Corp.	223,000	37,605,660
Fujitec Co. Ltd.	27,500	357,150
Fukushima Industries Corp.	1,000	32,510
GEA Group AG	762,494	20,852,558
Harmonic Drive Systems, Inc. (a)	54,200	1,771,095
Hino Motors Ltd.	105,300	830,236
IHI Corp.	3,100	68,704
IMI PLC	1,198,290	13,725,339
Interpump Group SpA	57,668	1,685,327
JTEKT Corp.	16,900	177,760
Kawasaki Heavy Industries Ltd.	65,200	1,450,054
KION Group AG	29,978	1,635,648
Kitz Corp.	73,600	481,441
Koenig & Bauer AG	11,020	429,407
Komatsu Ltd.	114,600	2,515,657
Kone Oyj (B Shares)	26,262	1,432,017
Kubota Corp.	997,100	15,160,158
Max Co. Ltd.	19,700	270,487
Meidensha Corp.	5,300	73,082
Misumi Group, Inc.	423,300	9,908,444
Mitsubishi Heavy Industries Ltd.	47,500	2,076,660
Morgan Advanced Materials PLC	35,343	110,455
Nordson Corp.	87,333	10,970,771
Noritake Co. Ltd.	1,100	46,092
NORMA Group AG	21,139	823,234
Organo Corp.	11,100	330,753
Rotork PLC	714,577	2,597,286
Ryobi Ltd.	14,000	253,748
Sandvik AB	80,381	1,241,760
Schindler Holding AG (participation certificate)	85,251	17,982,533
Sintokogio Ltd.	39,800	333,010
SMC Corp.	51,500	16,786,602
Sodick Co. Ltd.	67,600	577,516
Spirax-Sarco Engineering PLC	261,040	27,589,657
The Weir Group PLC	129,473	2,406,188
VAT Group AG (c)	17,481	1,888,210
Vesuvius PLC	32,206	203,338
Volvo AB (B Shares)	207,615	2,905,306
Wacker Construction Equipment AG	11,719	272,311
Wartsila Corp.	185,555	2,712,426
WashTec AG	9,054	628,121
		215,009,448
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	6,100	6,514,079
Professional Services - 1.3%
51job, Inc. sponsored ADR (b)	84,208	5,924,033
Altech Corp.	13,100	220,443
Benefit One, Inc.	6,700	126,871
Centre Testing International Group Co. Ltd. (A Shares)	1,053,000	1,387,734
Experian PLC	1,374,017	41,406,451
Experian PLC ADR	11,200	338,016
Funai Soken Holdings, Inc.	6,400	154,204
Hays PLC	86,830	162,906
Intertek Group PLC	325,155	21,770,649
IPH Ltd.	85,230	403,817
Meitec Corp.	11,600	549,988
Nihon M&A Center, Inc.	104,300	2,571,645
Randstad NV	14,560	751,476
Recruit Holdings Co. Ltd.	80,200	2,543,203
RELX PLC:
(Euronext N.V.)	1,352,454	31,487,031
(London Stock Exchange)	963,468	22,442,837
SGS SA (Reg.)	10,059	25,467,730
SR Teleperformance SA	25,682	4,934,791
TechnoPro Holdings, Inc.	72,000	3,656,266
Thomson Reuters Corp.	214,383	13,624,963
Wolters Kluwer NV	210,947	14,738,141
Wolters Kluwer NV ADR	800	55,700
		194,718,895
Road & Rail - 0.5%
Aurizon Holdings Ltd.	177,852	639,087
Canadian National Railway Co.	141,074	12,506,279
Canadian Pacific Railway Ltd.	39,132	8,577,424
Central Japan Railway Co.	16,900	3,512,737
DSV de Sammensluttede Vognmaend A/S	103,666	9,264,450
East Japan Railway Co.	342,900	32,489,941
Hamakyorex Co. Ltd.	11,500	381,299
Hankyu Hanshin Holdings, Inc.	53,600	1,922,539
Keio Corp.	2,700	179,782
Localiza Rent A Car SA	224,400	2,175,404
Nikkon Holdings Co. Ltd.	24,100	545,005
Nippon Express Co. Ltd.	13,600	721,536
Sankyu, Inc.	38,480	1,941,937
Seibu Holdings, Inc.	61,100	1,018,891
Tokyu Corp.	80,700	1,428,539
West Japan Railway Co.	39,200	3,066,400
		80,371,250
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	117,658	2,774,171
Brenntag AG	200,590	9,317,626
Daiichi Jitsugyo Co. Ltd.	3,200	96,002
Ferguson PLC	20,046	1,298,583
Ferguson PLC ADR	20,500	131,200
Indutrade AB	56,508	1,650,016
Marubeni Corp.	265,800	1,659,881
Mitsubishi Corp.	178,400	4,623,474
MonotaRO Co. Ltd.	87,800	1,854,479
Ramirent Oyj	9,631	55,787
Rexel SA	339,588	3,668,515
Sumitomo Corp.	275,700	3,960,812
		31,090,546
Transportation Infrastructure - 0.1%
Aena Sme SA (c)	23,891	4,401,153
Airports of Thailand PCL (For. Reg.)	940,100	1,891,773
Astm SpA	9,663	262,751
Auckland International Airport Ltd.	260,928	1,496,178
China Merchants Holdings International Co. Ltd.	3,778,582	6,612,898
Hamburger Hafen und Logistik AG	25,296	600,795
Kamigumi Co. Ltd.	42,600	1,002,174
Malaysia Airports Holdings Bhd	1,544,800	2,705,842
The Drilling Co. of 1972 A/S (b)	12,200	779,302
The Sumitomo Warehouse Co. Ltd.	14,100	177,758
		19,930,624

TOTAL INDUSTRIALS		1,130,378,571

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.1%
Icom, Inc.	8,900	179,617
Nokia Corp.	1,167,770	5,851,066
Nokia Corp. sponsored ADR (a)	228,284	1,152,834
Telefonaktiebolaget LM Ericsson:
(B Shares)	1,165,202	11,211,216
(B Shares) sponsored ADR	91,702	886,758
Tencent Music Entertainment Group ADR (a)(b)	108,724	1,439,506
		20,720,997
Electronic Equipment & Components - 1.1%
Amano Corp.	1,100	28,382
Daiwabo Holdings Co. Ltd.	7,200	299,807
Enplas Corp.	10,700	296,896
ESPEC Corp.	15,100	308,549
Halma PLC	1,081,967	24,840,642
Hexagon AB (B Shares)	182,270	8,479,060
Hioki EE Corp.	2,000	64,241
Hirose Electric Co. Ltd.	152,390	16,588,044
Hitachi High-Technologies Corp.	4,700	198,190
Hitachi Ltd.	857,280	28,867,136
Hitachi Ltd. sponsored ADR	978	66,260
Hosiden Corp.	13,800	138,845
Ingenico SA	66,554	5,322,030
Japan Aviation Electronics Industry Ltd.	6,400	88,556
Keyence Corp.	27,800	15,619,515
Kyocera Corp.	240,000	14,565,015
Nippon Electric Glass Co. Ltd.	10,800	258,558
Nippon Signal Co. Ltd.	75,200	763,683
Oki Electric Industry Co. Ltd.	82,400	1,012,025
OMRON Corp.	321,300	15,120,842
Philips Lighting NV (c)	48,519	1,298,704
Renishaw PLC	36,453	1,801,951
Riken Kieki Co. Ltd.	22,300	394,030
Samsung SDI Co. Ltd.	19,869	3,652,451
Shimadzu Corp.	109,700	2,724,569
Spectris PLC	325,564	10,215,770
Yokogawa Electric Corp.	410,100	7,918,232
		160,931,983
Internet Software & Services - 0.0%
Scout24 AG (c)	106,093	5,269,479
IT Services - 1.4%
Adyen BV (c)	7,267	5,851,692
Amadeus IT Holding SA Class A	939,133	71,720,060
Appen Ltd.	43,011	776,650
Argo Graphics, Inc.	5,100	107,542
Capgemini SA (a)	102,721	11,486,952
Cielo SA	250,000	426,866
Cognizant Technology Solutions Corp. Class A	189,515	11,736,664
Computershare Ltd.	211,133	2,443,002
EPAM Systems, Inc. (b)	59,189	10,215,430
Fujitsu Ltd.	132,040	8,901,442
GMO Payment Gateway, Inc.	21,300	1,421,068
Hexaware Technologies Ltd.	275,588	1,426,240
Ines Corp.	18,600	202,347
IT Holdings Corp.	87,000	4,302,215
ITOCHU Techno-Solutions Corp.	93,400	2,305,638
Kanematsu Electric Ltd.	16,000	457,840
Link Administration Holdings Ltd.	102,343	423,842
MasterCard, Inc. Class A	35,595	8,951,787
NEC System Integration & Constuction Ltd.	11,200	280,869
Net One Systems Co. Ltd.	17,700	470,630
Nomura Research Institute Ltd.	654,500	31,790,770
NSD Co. Ltd.	14,500	402,432
NTT Data Corp.	174,200	2,071,555
OBIC Co. Ltd.	182,900	21,937,251
Otsuka Corp.	15,100	583,962
SCSK Corp.	28,000	1,349,599
Wirecard AG	19,147	2,996,749
Wix.com Ltd. (b)	41,695	5,726,391
Worldline SA (b)(c)	50,133	3,018,728
		213,786,213
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp.	45,300	1,051,370
Analog Devices, Inc.	233,707	22,580,770
ASML Holding NV (Netherlands)	98,110	18,469,638
Dialog Semiconductor PLC (b)	4,029	128,278
Disco Corp.	22,500	3,107,022
Ferrotec Holdings Corp.	23,500	182,843
Infineon Technologies AG	1,464,195	26,077,307
Melexis NV	20,195	1,415,693
Mellanox Technologies Ltd. (b)	66,820	7,335,500
NuFlare Technology, Inc.	1,600	98,784
NXP Semiconductors NV	97,600	8,604,416
Phison Electronics Corp.	80,000	725,382
Silicon Motion Technology Corp. sponsored ADR	80,791	3,078,945
Siltronic AG	7,689	525,866
STMicroelectronics NV:
(France)	166,005	2,510,185
(Italy)	44,227	669,281
(NY Shares) unit (a)	75,139	1,130,091
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,624,959	62,317,178
Texas Instruments, Inc.	127,787	13,329,462
		173,338,011
Software - 1.8%
Altium Ltd.	11,031	236,683
ANSYS, Inc. (b)	112,057	20,114,232
Avast PLC (c)	641,884	2,507,541
Aveva Group PLC	105,640	4,936,206
Bravura Solutions Ltd.	224,994	881,843
Cadence Design Systems, Inc. (b)	722,793	45,947,951
Check Point Software Technologies Ltd. (b)	226,288	24,955,041
Constellation Software, Inc.	7,209	6,242,324
CyberArk Software Ltd. (b)	12,729	1,680,864
Dassault Systemes SA (a)	258,054	38,298,666
Descartes Systems Group, Inc. (Canada) (b)	92,783	3,721,342
Digital Arts, Inc.	4,400	357,891
Fukui Computer Holdings, Inc.	15,100	335,655
Haansoft, Inc.	25,112	259,862
Iress Ltd.	126,404	1,193,413
Micro Focus International PLC	809,902	19,548,772
Micro Focus International PLC sponsored ADR	39,323	942,572
NICE Systems Ltd. (b)	2,026	281,005
NICE Systems Ltd. sponsored ADR (b)	16,994	2,376,611
OBIC Business Consultants Ltd.	2,600	115,924
Oracle Corp. Japan	2,500	173,677
Rakus Co. Ltd.	1,600	37,412
Sage Group PLC	275,091	2,597,945
SAP SE	701,369	86,398,930
Software AG (Bearer)	32,444	1,061,973
SystemPro Co. Ltd.	19,400	279,300
Temenos Group AG	63,502	11,060,923
Trend Micro, Inc.	28,800	1,285,114
WiseTech Global Ltd.	145,435	2,457,638
		280,287,310
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	38,300	651,658
Fujifilm Holdings Corp.	11,800	562,269
Konica Minolta, Inc.	112,800	989,660
Logitech International SA (Reg.)	88,276	3,225,105
Ricoh Co. Ltd.	139,900	1,351,212
Samsung Electronics Co. Ltd.	1,601,913	57,277,601
Seiko Epson Corp.	208,800	3,060,250
		67,117,755

TOTAL INFORMATION TECHNOLOGY		921,451,748

MATERIALS - 3.1%
Chemicals - 2.5%
Akzo Nobel NV	547,535	46,193,977
Arkema SA	66,200	5,555,524
BASF AG	578,176	38,156,068
Christian Hansen Holding A/S	49,992	5,218,546
Covestro AG (c)	57,707	2,529,055
Croda International PLC	374,709	24,017,901
Denki Kagaku Kogyo KK	176,360	5,008,204
Evonik Industries AG	57,617	1,513,908
Givaudan SA	21,625	57,256,305
Hitachi Chemical Co. Ltd.	67,200	1,784,608
Israel Chemicals Ltd.	48,979	247,658
Johnson Matthey PLC	332,665	13,012,489
Kaneka Corp.	7,000	240,182
Kansai Paint Co. Ltd.	700,900	13,196,424
Koninklijke DSM NV:
rights (b)	7,722	13,199
sponsored ADR	10,412	291,432
Kuraray Co. Ltd.	590,800	6,746,073
Linde PLC	412,477	74,787,626
Mitsubishi Chemical Holdings Corp.	13,400	87,327
Nitto Denko Corp.	175,300	7,615,361
Pidilite Industries Ltd.	105,021	1,944,892
Shin-Etsu Chemical Co. Ltd.	46,500	3,839,852
Shin-Etsu Polymer Co. Ltd.	58,700	397,920
Sika AG	188,432	28,022,497
Symrise AG	429,902	40,275,025
Tosoh Corp.	15,400	193,918
Victrex PLC	96,215	2,416,983
Wacker Chemie AG	7,456	590,226
		381,153,180
Construction Materials - 0.1%
HeidelbergCement Finance AG	170,438	12,673,344
Taiheiyo Cement Corp.	18,400	542,153
		13,215,497
Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	292,708	8,109,569
Toyo Seikan Group Holdings Ltd.	32,400	611,495
		8,721,064
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	64,041	1,534,265
ArcelorMittal SA (Netherlands)	388,500	5,755,009
BHP Billiton Ltd.	304,503	7,912,527
BHP Billiton PLC ADR	282,426	12,740,237
Ferrexpo PLC	108,337	315,431
Glencore Xstrata PLC	1,961,242	6,275,348
JFE Holdings, Inc.	30,200	417,060
MMC Norilsk Nickel PJSC	8,339	1,748,983
Rio Tinto Ltd.	55,652	3,872,161
Rio Tinto PLC	370,784	21,261,819
Rio Tinto PLC sponsored ADR	234,102	13,561,529
Salzgitter AG	6,444	167,519
South32 Ltd.	343,989	792,236
		76,354,124

TOTAL MATERIALS		479,443,865

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	174,417	2,244,758
British Land Co. PLC	1,129,100	7,622,661
Goodman Group unit	436,183	4,054,574
Hammerson PLC	256,242	877,591
Link (REIT)	433,500	5,186,816
Scentre Group unit	674,884	1,779,035
Segro PLC	691,861	6,101,804
Vicinity Centres unit	370,539	663,171
		28,530,410
Real Estate Management & Development - 1.1%
Cheung Kong Property Holdings Ltd.	1,700,600	12,299,688
Country Garden Services Holdings Co. Ltd.	857,000	1,757,825
Daiwa House Industry Co. Ltd.	52,700	1,574,574
Deutsche Wohnen AG (Bearer)	773,781	36,522,144
Fabege AB	150,255	2,256,264
Grand City Properties SA	618,850	15,901,010
Hang Lung Group Ltd.	205,000	547,831
Hongkong Land Holdings Ltd.	44,600	290,792
Hufvudstaden AB Series A	40,433	661,921
Hysan Development Co. Ltd.	97,000	504,825
LEG Immobilien AG	239,173	28,562,837
Nexity	32,852	1,448,940
Savills PLC	188,954	2,023,357
Swire Pacific Ltd. (A Shares)	189,500	2,243,190
TAG Immobilien AG	401,843	9,427,297
Vonovia SE	867,187	45,493,813
Vonovia SE rights 6/13/19 (b)	859,459	1,382,608
Wharf Real Estate Investment Co. Ltd.	47,000	321,045
		163,219,961

TOTAL REAL ESTATE		191,750,371

UTILITIES - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	90,800	1,238,156
CLP Holdings Ltd.	924,500	10,454,289
Companhia Paranaense de Energia-Copel	10,400	122,183
DONG Energy A/S (c)	160,234	12,771,355
EDF SA	147,225	2,065,773
EDF SA rights (a)(b)	147,225	26,316
Enel SpA	2,396,365	14,903,496
Enel SpA ADR	27,500	170,500
Enersis SA	2,546,243	405,513
Iberdrola SA	2,104,516	19,567,276
Kansai Electric Power Co., Inc.	195,500	2,277,327
Scottish & Southern Energy PLC	2,115,219	28,859,193
Terna SpA	325,280	1,986,271
Tohoku Electric Power Co., Inc.	119,900	1,222,877
Tokyo Electric Power Co., Inc. (b)	554,000	2,841,949
		98,912,474
Gas Utilities - 0.1%
APA Group unit	974,636	6,855,705
China Resource Gas Group Ltd.	1,416,000	6,782,379
Gas Natural SDG SA	33,492	955,220
Italgas SpA	205,061	1,298,448
Rubis	34,474	1,720,744
Tokyo Gas Co. Ltd.	64,500	1,601,038
		19,213,534
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	70,014	260,943
Multi-Utilities - 0.3%
A2A SpA	242,906	396,053
Centrica PLC	248,346	293,645
E.ON AG	151,190	1,580,757
ENGIE	1,131,368	15,735,652
National Grid PLC sponsored ADR	92,968	4,674,431
RWE AG	68,941	1,722,110
Veolia Environnement SA	597,567	13,825,416
		38,228,064
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais	1,600	25,338

TOTAL UTILITIES		156,640,353

TOTAL COMMON STOCKS
(Cost $5,687,824,875)		6,720,871,002

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	26,508	1,569,511
Porsche Automobil Holding SE (Germany)	52,448	3,268,278
Volkswagen AG	399,911	62,323,100
		67,160,889
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Ambev SA sponsored ADR	1,055,088	4,716,243
Household Products - 0.3%
Henkel AG & Co. KGaA	408,383	37,310,086

TOTAL CONSUMER STAPLES		42,026,329

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	395,300	7,601,619
Rolls-Royce Holdings PLC (C Shares) (b)	210,388,975	265,984
		7,867,603
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $112,102,463)		117,054,821

Equity Funds - 52.8%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	547,937
Europe Stock Funds - 0.8%
WisdomTree Europe Hedged Equity ETF (a)	1,838,675	116,498,448
Foreign Large Blend Funds - 19.7%
Artisan International Value Fund Investor Class	17,636,030	588,690,689
Fidelity SAI International Low Volatility Index Fund (e)	14,275,719	155,605,333
Harbor International Fund Institutional Class	9,619	348,795
Janus Henderson International Opportunities Fund Class T	2,181,579	49,500,033
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	33,476,083	484,064,154
Oakmark International Fund Investor Class	24,154,444	517,146,649
T. Rowe Price Overseas Stock Fund I Class	123,564,884	1,213,407,157

TOTAL FOREIGN LARGE BLEND FUNDS		3,008,762,810

Foreign Large Growth Funds - 19.0%
American Funds EuroPacific Growth Fund Class F-1	933,690	46,133,631
Fidelity Diversified International Fund (e)	17,990,509	630,567,339
Fidelity International Discovery Fund (e)	25,196,358	1,016,421,081
Fidelity Overseas Fund (e)	10,521,349	482,298,648
Invesco Oppenheimer International Growth Fund Class R6	2,707,264	102,713,608
JOHCM International Select Fund Class II Shares	19,308,367	429,418,081
WCM Focused International Growth Fund Institutional Class	11,356,378	185,336,082

TOTAL FOREIGN LARGE GROWTH FUNDS		2,892,888,470

Foreign Large Value Funds - 4.2%
Dodge & Cox International Stock Fund	67	2,619
iShares MSCI EAFE Value ETF (a)	7,526,790	353,608,594
Pear Tree Polaris Foreign Value Fund Institutional Shares	14,675,144	291,154,856

TOTAL FOREIGN LARGE VALUE FUNDS		644,766,069

Foreign Small Mid Blend Funds - 0.6%
Franklin International Small Cap Growth Fund	543,980	9,106,230
iShares MSCI EAFE Small-Cap ETF (a)	690,822	38,651,491
Victory Trivalent International Small Cap Fund Class Y	3,457,706	43,048,439

TOTAL FOREIGN SMALL MID BLEND FUNDS		90,806,160

Foreign Small Mid Growth Funds - 0.6%
Fidelity International Small Cap Opportunities Fund (e)	2,860,136	50,996,234
Oberweis International Opportunities Fund	573,914	10,611,662
T. Rowe Price International Discovery Fund	482,951	29,527,638
Wasatch International Growth Fund Investor Class	88	2,480

TOTAL FOREIGN SMALL MID GROWTH FUNDS		91,138,014

Foreign Small Mid Value Funds - 0.5%
Brandes International Small Cap Equity Fund Class A	728,625	7,468,405
Segall Bryant & Hamill International Small Cap Fund Class I	2,448,180	25,999,667
Transamerica International Small Cap Value Fund	3,822,519	43,156,240

TOTAL FOREIGN SMALL MID VALUE FUNDS		76,624,312

Sector Funds - 0.1%
SPDR Dow Jones International Real Estate ETF (a)	201,575	7,738,464
Victory Global Natural Resources Fund Class A (b)	68	747

TOTAL SECTOR FUNDS		7,739,211

Other - 7.3%
Fidelity Advisor Japan Fund Class I (e)	3,376,087	47,771,633
Fidelity Japan Smaller Companies Fund (e)	6,397,352	101,781,876
iShares MSCI Australia ETF (a)	5,784,157	126,094,623
iShares MSCI Japan ETF	15,785,258	832,198,802
Matthews Japan Fund Investor Class	165	3,343

TOTAL OTHER		1,107,850,277

TOTAL EQUITY FUNDS
(Cost $6,966,257,598)		8,037,621,708

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.32% to 2.43% 6/20/19 to 8/29/19 (f)
(Cost $6,618,467)	6,640,000	6,619,638

Money Market Funds - 3.6%
Fidelity Securities Lending Cash Central Fund 2.42% (g)(h)	270,756,270	270,783,346
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (i)	285,217,441	285,217,441
TOTAL MONEY MARKET FUNDS
(Cost $556,005,263)		556,000,787
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $13,328,808,666)		15,438,167,956
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(202,796,503)
NET ASSETS - 100%		$15,235,371,453

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	June 2019	$110,907,750	$(6,385,571)	$(6,385,571)
ICE E-mini MSCI EAFE Index Contracts (United States)	38	June 2019	3,454,010	(44,280)	(44,280)
TOTAL FUTURES CONTRACTS					$(6,429,851)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,940,633 or 0.4% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,329,949.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$669,852
Total	$669,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$48,109,242	$--	$--	$--	$--	$(337,609)	$47,771,633
Fidelity Diversified International Fund	655,929,252	--	34,024,475	--	3,211,794	5,450,768	630,567,339
Fidelity International Discovery Fund	1,037,139,792	--	34,024,475	--	3,122,536	10,183,228	1,016,421,081
Fidelity International Small Cap Opportunities Fund	50,738,821	--	--	--	--	257,413	50,996,234
Fidelity Japan Smaller Companies Fund	104,404,790	--	--	--	--	(2,622,914)	101,781,876
Fidelity Overseas Fund	480,316,918	--	6,804,894	--	(295,968)	9,082,592	482,298,648
Fidelity SAI International Low Volatility Index Fund	--	155,000,000	--	--	--	605,333	155,605,333
Total	$2,376,638,815	$155,000,000	$74,853,844	$--	$6,038,362	$22,618,811	$2,485,442,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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